Novartis Collaboration Agreement	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Novartis Collaboration Agreement
14.	Novartis Collaboration Agreement

The Company, through its Gen-Probe acquisition, has a collaboration agreement with Novartis. In July 2009, Gen-Probe entered into an amended and restated collaboration agreement with Novartis, which sets forth the current terms of the parties’ blood screening collaboration. The term of the collaboration agreement runs through June 30, 2025, unless terminated earlier pursuant to its terms under certain specified conditions. Under the collaboration agreement, the Company manufactures blood screening products, while Novartis is responsible for marketing, sales and service of those products, which Novartis sells under its trademarks.

Under the amended agreement, the Company is entitled to recover 50% of its manufacturing costs incurred in connection with the collaboration and will receive a percentage of the blood screening assay revenue generated under the collaboration. The Company’s share of revenue from any assay that includes a test for HCV is as follows: 2012-2013, 47%; 2014, 48%; and 2015 through the remainder of the term of the collaboration, 50%. The Company’s share of blood screening assay revenue, from any assay that does not test for HCV is 50%. Novartis is obligated to purchase all of the quantities of assays specified on a 90-day demand forecast, due 90 days prior to the date Novartis intends to take delivery, and certain quantities specified on a rolling 12-month forecast.

Novartis has also agreed to provide certain funding to customize the Company’s PANTHER instrument for use in the blood screening market and to pay the Company a milestone payment upon the earlier of certain regulatory approvals or the first commercial sale of the PANTHER instrument for use in the blood screening field. The parties will share equally in any profit attributable to Novartis’ sale or lease of PANTHER instruments under the collaboration.

The Company recognizes product revenue, and collaborative research and license revenue, which is included within services and other revenues, under this collaboration agreement.

Note 15.	Collaborative and License Agreements

Novartis

In July 2009, the Company entered into an amended and restated collaboration agreement with Novartis, which sets forth the current terms of the parties’ blood screening collaboration. The term of the collaboration agreement runs through June 30, 2025, unless terminated earlier pursuant to its terms under certain specified conditions. Under the collaboration agreement, the Company manufactures blood screening products, while Novartis is responsible for marketing, sales and service of those products, which Novartis sells under its trademarks.

Starting in 2009, the Company was entitled to recover 50% of its manufacturing costs incurred in connection with the collaboration and will receive a percentage of the blood screening assay revenue generated under the collaboration. The Company’s share of revenue from any assay that includes a test for HCV is as follows: 2009, 44%; 2010-2011, 46%; 2012-2013, 47%; 2014, 48%; and 2015 through the remainder of the term of the collaboration, 50%. The Company’s share of blood screening assay revenue, from any assay that does not test for HCV, remains at 50%. Novartis has also reduced the amount of time between product sales and payment of the Company’s share of blood screening assay revenue from 45 days to 30 days. Novartis is obligated to purchase all of the quantities of assays specified on a 90-day demand forecast, due 90 days prior to the date Novartis intends to take delivery, and certain quantities specified on a rolling 12-month forecast.

Novartis has also agreed to provide certain funding to customize the Company’s PANTHER instrument for use in the blood screening market and to pay the Company a milestone payment upon the earlier of certain regulatory approvals or the first commercial sale of the PANTHER instrument for use in the blood screening field. The parties will share equally in any profit attributable to Novartis’ sale or lease of PANTHER instruments under the collaboration.

During the years ended December 31, 2011, 2010 and 2009, the Company recognized revenues under this collaboration agreement in the following categories (in thousands):

	Years Ended December 31,
	2011	2010	2009
Product sales	$199,411	$203,140	$197,537
Collaborative research revenue	7,362	13,921	6,711
Royalty and license revenue	2,550	2,396	4,202

Total revenue from Novartis	$209,323	$219,457	$208,450

The Company also had $2.1 million in deferred license revenues under this collaboration agreement as of December 31, 2011.

Pacific Biosciences

In June 2010, the Company entered into a collaboration agreement with Pacific Biosciences regarding the research and development of instruments integrating the Company’s sample preparation technologies and Pacific Biosciences’ single-molecule DNA sequencing technologies for use in clinical diagnostics. Subject to customary termination rights, the initial term of the collaboration will end on the earlier of December 15, 2012 or six months after Pacific Biosciences demonstrates the proof of concept of its “V2” single-molecule DNA sequencing system. Each company is responsible for its own costs under the collaboration. The Company incurred $1.6 million and $0.4 million of expenses for the years ended December 31, 2011 and 2010, respectively, in connection with this collaboration agreement.